Financial Instruments - Summary of Carrying Amount of Financial Liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Financial liabilities	R$ (53,176,950)	R$ (38,078,126)
Liabilities amortized cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(33,650,522)	(21,442,539)
Liabilities amortized cost [member] | Loans, borrowings and debentures [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(23,393,880)	(12,682,049)
Liabilities amortized cost [member] | Leases [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(3,001,847)	(4,594,888)
Liabilities amortized cost [member] | Trade payables [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(2,630,054)	(2,190,264)
Liabilities amortized cost [member] | Other financial liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(594,188)	(543,879)
Liabilities amortized cost [member] | Payables to related parties [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(307,080)	(392,458)
Liabilities amortized cost [member] | Railroad concession payable [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(1,154,919)	0
Liabilities amortized cost [member] | Preferred shareholders payable in subsidiaries [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(387,044)	(611,537)
Liabilities amortized cost [member] | Dividends payable [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(1,413,222)	(214,104)
Liabilities amortized cost [member] | Sector financial liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(565,911)	0
Liabilities amortized cost [member] | REFIS [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(202,377)	(213,360)
Fair value through profit or loss [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(19,526,428)	(16,635,587)
Fair value through profit or loss [member] | Loans, borrowings and debentures [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(18,855,580)	(16,370,166)
Fair value through profit or loss [member] | Contingent consideration [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(224,787)	(184,370)
Fair value through profit or loss [member] | Derivate financial instruments [member]
Disclosure of financial liabilities [line items]
Financial liabilities	R$ (446,061)	R$ (81,051)